Summary of significant accounting policies (Details 2)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IRSA's Direct Interest [Member] | IRSA Propiedades Comerciales S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	79.92%	80.65%	83.80%
IRSA's Direct Interest [Member] | Efanur S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Hoteles Argentinos S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Hotel
% of ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Inversora Bolivar S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Llao Llao Resorts S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Hotel
% of ownership interest held by the Group	50.00%	50.00%	50.00%
IRSA's Direct Interest [Member] | Nuevas Fronteras S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Hotel
% of ownership interest held by the Group	76.34%	76.34%	76.34%
IRSA's Direct Interest [Member] | Palermo Invest S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Ritelco S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Tyrus S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | U.T. IRSA y Galerias Pacifico [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
% of ownership interest held by the Group	50.00%	50.00%	50.00%
IRSA's Direct Interest [Member] | E-Commerce Latina S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA CP's Direct Interest [Member] | Arcos del Gourmet S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	90.00%	90.00%	90.00%
IRSA CP's Direct Interest [Member] | Emprendimiento Recoleta S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	53.68%	53.68%	53.68%
IRSA CP's Direct Interest [Member] | Fibesa S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA CP's Direct Interest [Member] | Panamerican Mall S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	80.00%	80.00%	80.00%
IRSA CP's Direct Interest [Member] | Shopping Neuquen S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	99.95%	99.95%	99.95%
IRSA CP's Direct Interest [Member] | Torodur S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA CP's Direct Interest [Member] | EHSA [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
% of ownership interest held by the Group	70.00%	70.00%	70.00%
IRSA CP's Direct Interest [Member] | Centro De Entretenimiento La Plata [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA CP's Direct Interest [Member] | Pareto S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Design and software development
% of ownership interest held by the Group	93.63%	69.69%	69.69%
IRSA CP's Direct Interest [Member] | La Malteria [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	0.00%	0.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Dolphin Fund Ltd. [Member]
Statement [Line Items]
Country	Bermuda’s / Netherlands
Main activity	Investment
% of ownership interest held by the Group	99.50%	97.04%	96.46%
Tyrus S.A.'s Direct Interest [Member] | I Madison LLC [Member]
Statement [Line Items]
Country	USA
Main activity	Investment
% of ownership interest held by the Group	0.00%	0.00%	0.00%
Tyrus S.A.'s Direct Interest [Member] | IRSA Development LP [Member]
Statement [Line Items]
Country	USA
Main activity	Investment
% of ownership interest held by the Group			0.00%
Tyrus S.A.'s Direct Interest [Member] | IRSA International LLC [Member]
Statement [Line Items]
Country	USA
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Jiwin S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Real Estate Investment Group V LP (REIG V) [Member]
Statement [Line Items]
Country	Bermuda’s
Main activity	Investment
% of ownership interest held by the Group	0.00%	0.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Real Estate Strategies LLC [Member]
Statement [Line Items]
Country	USA
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Liveck S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Efanur S.A.'s Direct Interest [Member] | Real Estate Investment Group VII LP (REIG VII) [Member]
Statement [Line Items]
Country	Bermuda’s
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
DFL's Direct Interest [Member] | IDB Development Corporation Ltd [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group	0.00%	100.00%	100.00%
DFL's Direct Interest [Member] | Dolphin IL Investment Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
IDBD's Direct Interest [Member] | IDB Tourism (2009) Ltd [Member]
Statement [Line Items]
Country	Israel
Main activity	Tourism services
% of ownership interest held by the Group	0.00%	100.00%	100.00%
IDBD's Direct Interest [Member] | IDB Group Investment Inc. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group	0.00%	100.00%	100.00%
DIC's Direct Interest [Member] | Property And Building Corporation Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group	0.00%	72.40%	68.80%
DIC's Direct Interest [Member] | Cellcom Israel Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Telecommunications
% of ownership interest held by the Group	0.00%	46.20%	44.10%
DIC's Direct Interest [Member] | Elron Electronic Industries Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group		61.06%	61.06%
DIC's Direct Interest [Member] | Bartan Holdings and Investments Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group		55.68%	55.68%
DIC's Direct Interest [Member] | Epsilon Investment House Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group		68.75%	68.75%
DIC's Direct Interest [Member] | Mehadrin Ltd [Member]
Statement [Line Items]
Country	Israel
Main activity	Agricultural
% of ownership interest held by the Group		43.75%	0.00%
DIL's Direct Interest [Member] | Discount Investment Corporation Ltd [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group	0.00%	83.72%	83.77%
PBC's direct interest [Member] | Gav-Yam Bayside Land Corporation Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group		0.00%	51.70%
PBC's direct interest [Member] | Ispro The Israeli Properties Rental Corporation Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group		100.00%	100.00%
PBC's direct interest [Member] | Matam - Scientific Industries Center Haifa Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group		50.10%	50.10%
PBC's direct interest [Member] | Hadarim Properties Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group		100.00%	100.00%
PBC's direct interest [Member] | Property & Building (Commercial Centers) Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group		100.00%	100.00%
PBC's direct interest [Member] | PBC USA Investments Inc [Member]
Statement [Line Items]
Country	USA
Main activity	Real estate
% of ownership interest held by the Group		100.00%	100.00%